Risk Management - Disclosure of analysis of equity sensitivity (Details) - Interest rate risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
+/- 25bps
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ (25)	£ (9)
Increase (decrease) in profit for the year due to reasonably possible decrease	£ 23	£ 8
Increase (decrease) in profit for the year due to reasonable possibly increase, percentage	(0.50%)	(0.20%)
Increase (decrease) in profit for the year due to reasonable possibly decrease, percentage	0.50%	0.20%
Increase (decrease) in equity for the year due to reasonable possible increase	£ (751)	£ (571)
Increase (decrease) in equity for the year due to reasonable possible decrease	£ 755	£ 575
Increase (decrease) in equity for the year due to reasonable possible increase, percentage	(1.20%)	(1.00%)
Increase (decrease) in equity for the year due to reasonable possible decrease, percentage	1.20%	1.00%
Net interest income
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ (33)	£ (11)
Increase (decrease) in profit for the year due to reasonably possible decrease	31	10
Effect on profit for the year (per above)
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(25)	(9)
Increase (decrease) in equity for the year due to reasonable possible decrease	23	8
Fair value through other comprehensive income reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(186)	(193)
Increase (decrease) in equity for the year due to reasonable possible decrease	193	200
Cash flow hedge reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(823)	(588)
Increase (decrease) in equity for the year due to reasonable possible decrease	823	588
Taxation effects on the above
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	8	2
Increase (decrease) in profit for the year due to reasonably possible decrease	(8)	(2)
Increase (decrease) in equity for the year due to reasonable possible increase	283	219
Increase (decrease) in equity for the year due to reasonable possible decrease	£ (284)	£ (221)